RETIREMENT PLANS AND OTHER BENEFITS (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended															12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 U.S. Defined Benefit Plans	Dec. 31, 2012 U.S. Defined Benefit Pension plans	Dec. 31, 2011 U.S. Defined Benefit Pension plans	Dec. 31, 2010 U.S. Defined Benefit Pension plans	Dec. 31, 2012 U.S. Other Benefits	Dec. 31, 2011 U.S. Other Benefits	Dec. 31, 2010 U.S. Other Benefits	Dec. 31, 2012 Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2011 Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2010 Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2011 Equity Securities [Member] U.S. Defined Benefit Pension plans	Dec. 31, 2010 Equity Securities [Member] U.S. Defined Benefit Pension plans	Dec. 31, 2011 Equity Securities [Member] Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2010 Equity Securities [Member] Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2011 Fixed Income Securities [Member] U.S. Defined Benefit Pension plans	Dec. 31, 2010 Fixed Income Securities [Member] U.S. Defined Benefit Pension plans	Dec. 31, 2011 Fixed Income Securities [Member] Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2010 Fixed Income Securities [Member] Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2011 Real Estate Investment [Member] Non-U.S. Defined Benefit Pension Plans	Dec. 31, 2010 Real Estate Investment [Member] Non-U.S. Defined Benefit Pension Plans
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Income:
Net (gain) loss						$ 25.9	$ 6.2		$ (1.4)	$ 1.3		$ 13.8	$ (15.5)
Prior service cost						0.2	1.9		0	0.1		0	0.6
Other Comprehensive Income (Loss), Reclassification, Pension and Other Postretirement Benefit Plans, Net (Gain) Loss Recognized in Net Periodic Benefit Cost, Net of Tax	2.3	2.3	1.4			3.3	1.7		0	0.1		(0.3)	(1.4)
Amortization of actuarial losses	(2.3)	(2.3)	(1.4)			(3.3)	(1.7)		0	(0.1)		0.3	1.4
Curtailment												0	(3.8)
Foreign exchange effect												(1.0)	(1.7)
Total recognized in other comprehensive income						22.4	2.6		(1.4)	1.1		12.5	(21.8)
Amounts expected to be recognized as components of net periodic cost at the end of the period
Actuarial net loss					4.9			0.1			0.7
Prior service cost					0.1			0
Total amount expected to be recognized as components of net periodic cost at the end of the period					5.0			0.1
Accumulated Benefit Obligations in Excess of Plan Assets
Projected benefit obligation						185.1	159.9						157.0
Accumulated benefit obligation at end of year						173.6	148.5					388.6	177.9
Fair value of plan assets						$ 111.4	$ 99.3						$ 68.2
Investment Strategy [Abstract]
Expected long-term return on assets (as a percent)	8.00%
Investment in fixed income securities (as a percent)				60.00%
Percentage of Plan Assets (as a percent)						100.00%	100.00%					100.00%	100.00%	40.00%	43.00%	37.00%	48.00%	60.00%	57.00%	58.00%	49.00%	5.00%	3.00%
Target allocation 2012 for equity securities, low end of range (as a percent)														37.50%		35.00%
Target allocation 2012 for equity securities, high end of range (as a percent)														42.50%		65.00%